Note 8 - Accrued Liabilities (Details) - Accrued Liabilities (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accrued Liabilities [Abstract]
Interest on long-term debt	$ 1,099,771	$ 1,295,929
Administrative expenses	203,396	306,058
Vessel operating and voyage expenses	1,577,210	1,253,183
Total	$ 2,880,377	$ 2,855,170